Consolidated Balance Sheets		Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)
CURRENT ASSETS
Cash and cash equivalents		$ 5,849,306	$ 748,865	$ 8,593,063
Accounts receivable, net		32,343,592	4,140,828	10,339,186
Other current assets, net		20,225,722	2,589,425	4,380,864
Inventories, net		5,320,199	681,125	1,299,895
Total current assets		63,738,819	8,160,243	40,885,741
NON-CURRENT ASSETS
Property and equipment, net		1,297,682	166,137	54,926
Right-of-use assets, net		23,884,854	3,057,888	653,344
Intangible assets, net				112,049
Other non-current assets, net		1,695,474	217,065	159,401
Deferred tax assets				7,876
Total non-current assets		26,878,010	3,441,090	987,596
Total assets		90,616,829	11,601,333	41,873,337
CURRENT LIABILITIES
Bank borrowings		30,753,400	3,937,242	83,962,426
Accounts payable				10,429,941
Accruals and other payables		3,205,705	410,413	2,242,615
Operating lease liabilities		708,829	90,750	653,344
Tax payable		916,436	117,329	4,885,548
Total current liabilities		69,827,614	8,939,767	102,173,874
NON-CURRENT LIABILITIES
Bank borrowings				375,059
Operating lease liabilities		23,176,025	2,967,138
Total non-current liabilities		23,176,025	2,967,138	375,059
Total liabilities		93,003,639	11,906,905	102,548,933
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Ordinary shares: US$0.0000625 par value, 800,000,000 shares authorized as of December 31, 2022 and 2023, 18,000,000 shares issued and outstanding as of December 31, 2022 and 2023*	[1]	8,775	1,125	8,775
Additional paid-in capital		55,091,225	7,053,121	91,225
Accumulated other comprehensive income		844,791	108,156	1,970,738
Accumulated losses		(58,331,601)	(7,467,974)	(62,746,334)
Total shareholders’ deficit		(2,386,810)	(305,572)	(60,675,596)
Total liabilities and shareholders’ deficit		90,616,829	11,601,333	41,873,337
Related Party
CURRENT ASSETS
Due from related parties				16,272,733
CURRENT LIABILITIES
Due to related parties		$ 34,243,244	$ 4,384,033

[1]	Giving retroactive effect to all the 11,250,000 shares issued and outstanding for a share split at a ratio of 1-to-1.6 on July 14, 2023